Lease commitments (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2018	2019
Class of property
Building	17,934	18,519
Machinery and equipment	31,217	28,836
Less - Accumulated depreciation	(30,853)	(30,016)

	18,298	17,339

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2019 are as follows:

Years ending March 31,	Yen in millions
2020	6,536
2021	3,988
2022	2,301
2023	2,081
2024	1,919
Thereafter	5,947

Total minimum lease payments	22,772
Less - Amount representing interest	(3,751)

Present value of net minimum lease payments	19,021
Less - Current obligations	(5,747)

Long-term capital lease obligations	13,274

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2019 are as follows:

Years ending March 31,	Yen in millions
2020	16,078
2021	13,396
2022	11,862
2023	10,219
2024	8,034
Thereafter	32,598

Total minimum future rentals	92,187